John Hancock Funds II
Supplement dated May 1, 2012
to the Class 1 Prospectus dated December 31, 2011
The Annual Fund Operating Expense table and the expense Examples table for the Class 1 shares of each of the Retirement Choices Portfolios are revised and restated as follows:
Retirement Choices at 2050 Portfolio
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
		Distribution		fund fees	Total fund		Net fund
	Management	and service	Other	and	operating	Contractual	operating
Share class	fee[1]	(12b-1) fees	expenses[2]	expenses[1,3]	expenses	reimbursement[4]	expenses
Class 1	0.21%	0.05%	0.34%	0.41%	1.01%	-0.29%	0.72%

[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.

[2]	“Other expenses” have been estimated for the class’s first year of operations.

[3]	“Acquired fund fees and expenses” are based on estimates of the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”

[4]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund’s average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$74	$293	$530	$1,210

Retirement Choices at 2045 Portfolio
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
		Distribution		fund fees	Total fund		Net fund
	Management	and service	Other	and	operating	Contractual	operating
Share class	fee[1]	(12b-1) fees	expenses	expenses[1,2]	expenses	reimbursement[3]	expenses
Class 1	0.21%	0.05%	0.44%	0.41%	1.11%	-0.39%	0.72%

[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.

[2]	“Acquired fund fees and expenses” are based on estimates of the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”

[3]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund’s average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$74	$314	$574	$1,317

Retirement Choices at 2040 Portfolio
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
		Distribution		fund fees	Total fund		Net fund
	Management	and service	Other	and	operating	Contractual	operating
Share class	fee[1]	(12b-1) fees	expenses	expenses[1,2]	expenses	reimbursement[3]	expenses
Class 1	0.21%	0.05%	0.43%	0.40%	1.09%	-0.38%	0.71%

[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.

[2]	“Acquired fund fees and expenses” are based on estimates of the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”

[3]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund’s average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$73	$309	$564	$1,295

Retirement Choices at 2035 Portfolio
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
		Distribution		fund fees	Total fund		Net fund
	Management	and service	Other	and	operating	Contractual	operating
Share class	fee[1]	(12b-1) fees	expenses	expenses[1,2]	expenses	reimbursement[3]	expenses
Class 1	0.22%	0.05%	0.29%	0.39%	0.95%	-0.24%	0.71%

[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.

[2]	“Acquired fund fees and expenses” are based on estimates of the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”

[3]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund’s average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$73	$279	$502	$1,144

Retirement Choices at 2030 Portfolio
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
		Distribution		fund fees	Total fund		Net fund
	Management	and service	Other	and	operating	Contractual	operating
Share class	fee[1]	(12b-1) fees	expenses	expenses[1,2]	expenses	reimbursement[3]	expenses
Class 1	0.25%	0.05%	0.24%	0.37%	0.91%	-0.19%	0.72%

[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.

[2]	“Acquired fund fees and expenses” are based on estimates of the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”

[3]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund’s average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$74	$271	$485	$1,102

Retirement Choices at 2025 Portfolio
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
		Distribution		fund fees	Total fund		Net fund
	Management	and service	Other	and	operating	Contractual	operating
Share class	fee[1]	(12b-1) fees	expenses	expenses[1,2]	expenses	reimbursement[3]	expenses
Class 1	0.29%	0.05%	0.19%	0.32%	0.85%	-0.14%	0.71%

[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.

[2]	“Acquired fund fees and expenses” are based on estimates of the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”

[3]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund’s average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$73	$257	$458	$1,036

Retirement Choices at 2020 Portfolio
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
		Distribution		fund fees	Total fund		Net fund
	Management	and service		and	operating	Contractual	operating
Share class	fee[1]	(12b-1) fees	Other expenses	expenses[1,2]	expenses	reimbursement[3]	expenses
Class 1	0.36%	0.05%	0.21%	0.26%	0.88%	-0.16%	0.72%

[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.

[2]	“Acquired fund fees and expenses” are based on estimates of the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”

[3]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund’s average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$74	$265	$472	$1,070

Retirement Choices at 2015 Portfolio
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

		Distribution and		Acquired fund	Total fund		Net fund
	Management	service (12b-1)	Other	fees and	operating	Contractual	operating
Share class	fee[1]	fees	expenses	expenses[1,2]	expenses	reimbursement[3]	expenses
Class 1	0.45%	0.05%	0.30%	0.18%	0.98%	-0.25%	0.73%

[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.

[2]	“Acquired fund fees and expenses” are based on estimates of the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”

[3]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund’s average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$75	$287	$517	$1,179

Retirement Choices at 2010 Portfolio
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Acquired	Total fund		Net fund
	Management	and service		fund fees and	operating	Contractual	operating
Share class	fee[1]	(12b-1) fees	Other expenses	expenses[1,2]	expenses	reimbursement[3]	expenses
Class 1	0.49%	0.05%	0.33%	0.15%	1.02%	-0.28%	0.74%

[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.

[2]	“Acquired fund fees and expenses” are based on estimates of the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”

[3]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund’s average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$76	$297	$536	$1,222
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.